Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	August 31,	August 31,	August 31,
	2018	2017	2016

Net loss for the year before income taxes	$3,458,976	$3,674,789	$3,955,785
Combined Canadian federal and provincial tax rate	25.1%	25.0%	25.4%

Expected income tax recovery at statutory rates	868,203	918,697	1,004,769
Share based compensation	(37,620)	(45,777)	(87,740)
Non-deductible financing transaction costs	(89,678)	(90,372)	-
Other non-deductible expenses	(2,864)	(6,708)	(8,697)
Exploration expenditures to be renounced	-	-	(16,638)
Non-taxable (non-deductible) change in fair value of financial instruments	6,706	50,456	(31,130)
Losses and other deductions for which no benefit has been recognized	(526,515)	(508,828)	(444,424)

Deferred income tax recoveries	$218,232	$317,468	$416,140

Disclosure of deferred taxes [Table Text Block]
	August 31,	August 31,
	2018	2017
Deferred income tax assets
Exploration and evaluation assets	$4,647,258	$5,518,746
Scientific research and experimental developmental expenditures	5,527,640	4,594,951
	10,174,898	10,113,697
Deferred income tax liabilities
Property plant and equipment	(10,174,898)	(10,113,697)

Net deferred income tax assets	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	August 31,	August 31,
	2018	2017

Non-capital loss carryforwards	$33,460,535	$28,092,197
Scientific research and experimental developmental expenditures	5,345,287	8,987,956
Share issuance costs	781,253	1,226,581
Capital loss carry forwards	2,294,535	2,294,535

Deductible temporary differences not recognized	$41,881,610	$40,601,269

Disclosure of detailed information about non-capital losses [Table Text Block]
2026	$156,000
2027	232,000
2028	847,000
2029	914,000
2030	1,584,000
2031	3,050,000
2032	3,601,000
2033	4,151,000
2034	4,211,000
2035	4,397,000
2036	3,008,000
2037	2,805,000
2038	2,837,000

Disclosure of detailed information about operating losses [Table Text Block]
2031	$5,000
2032	2,000
2033	3,000
2034	1,658,000